NATIONWIDE

VARIABLE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Mid Cap Value Portfolio: Class 1 (JPMMV1)
302,466 shares (cost $2,871,214)	$3,082,127
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
3,067,953 shares (cost $33,178,664)	33,471,366
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)
569,913 shares (cost $9,632,206)	11,124,707
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
756,967 shares (cost $12,894,362)	19,302,671
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
597 shares (cost $6,421)	5,653
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2,858 shares (cost $32,467)	31,350
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
11,079 shares (cost $136,020)	118,875
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
145 shares (cost $1,403)	1,382
NVIT Nationwide Fund - Class I (TRF)
693,858 shares (cost $8,507,838)	10,109,518
NVIT Money Market Fund - Class I (SAM)
39,163,151 shares (cost $39,163,151)	39,163,151
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
1,026 shares (cost $13,296)	10,720
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
762 shares (cost $8,771)	7,663
NVIT S&P 500 Index Fund Class II (GVEX2)
7,272 shares (cost $104,391)	101,301
Equity-Income Portfolio - Initial Class (FEIP)
594,687 shares (cost $12,856,405)	12,167,301
VIP Overseas Portfolio - Initial Class (FOP)
128,474 shares (cost $2,228,492)	2,451,292

Total Investments	$131,149,077
Accounts Receivable	7,884
Accounts Payable - VIP Overseas Portfolio - Initial Class (FOP)	(1,129)
Accounts Payable - NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	(2)
Accounts Payable - Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	(2)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	(3)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(2)

$131,155,823

Contract Owners’ Equity:
Accumulation units	130,493,150
Contracts in payout (annuitization) period (note 1f)	662,673

Total Contract Owners’ Equity (note 5)	$131,155,823

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	JPMMV1	OGBDP	OGDMP	OGDEP	NVIE6	NVCRB2	NVCCA2
Reinvested dividends	$2,248,535	35,152	1,309,938	83,282	241,331	17	547	3,845
Mortality and expense risk charges (note 2)	(1,867,185)	(45,998)	(470,465)	(165,501)	(277,151)	(37)	(84)	(824)

Net investment income (loss)	381,350	(10,846)	839,473	(82,219)	(35,820)	(20)	463	3,021

Realized gain (loss) on investments	3,136,110	416,502	369,302	627,931	1,503,772	(7)	(5)	(751)
Change in unrealized gain (loss) on investments	(10,171,138)	(801,098)	(1,243,299)	(3,259,841)	(2,477,231)	(768)	(1,117)	(17,145)

Net gain (loss) on investments	(7,035,028)	(384,596)	(873,997)	(2,631,910)	(973,459)	(775)	(1,122)	(17,896)

Reinvested capital gains	4,383,942	268,592	-	1,861,344	975,201	223	350	8,629

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,269,736)	(126,850)	(34,524)	(852,785)	(34,078)	(572)	(309)	(6,246)

Investment Activity:	NVCMA2	TRF	SAM	NVMMG2	NVMMV2	GVEX2	FEIP	FOP
Reinvested dividends	$13	127,651	-	-	79	1,663	410,522	34,495
Mortality and expense risk charges (note 2)	(1)	(140,454)	(558,382)	(62)	(44)	(292)	(173,976)	(33,914)

Net investment income (loss)	12	(12,803)	(558,382)	(62)	35	1,371	236,546	581

Realized gain (loss) on investments	-	571,352	-	(10)	(4)	(22)	(293,710)	(58,240)
Change in unrealized gain (loss) on investments	(21)	(592,028)	-	(2,576)	(1,109)	(3,090)	(1,885,966)	114,151

Net gain (loss) on investments	(21)	(20,676)	-	(2,586)	(1,113)	(3,112)	(2,179,676)	55,911

Reinvested capital gains	-	-	-	1,453	709	318	1,264,577	2,546

Net increase (decrease) in contract owners’ equity resulting from operations	$(9)	(33,479)	(558,382)	(1,195)	(369)	(1,423)	(678,553)	59,038

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		JPMMV1		OGBDP		OGDMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$381,350	687,864	(10,846)	(13,000)	839,473	1,055,460	(82,219)	(89,035)
Realized gain (loss) on investments	3,136,110	27,307,235	416,502	217,908	369,302	560,882	627,931	535,087
Change in unrealized gain (loss) on investments	(10,171,138)	(26,512,737)	(801,098)	7,460	(1,243,299)	(162,087)	(3,259,841)	(386,375)
Reinvested capital gains	4,383,942	12,534,920	268,592	112,306	-	-	1,861,344	1,722,109

Net increase (decrease) in contract owners’ equity resulting from operations	(2,269,736)	14,017,282	(126,850)	324,674	(34,524)	1,454,255	(852,785)	1,781,786

Equity transactions:
Purchase payments received from contract owners (note 3)	879,459	1,249,623	13,194	1,616	93,143	190,260	21,961	60,814
Transfers between funds	-	-	182,586	1,438,868	195,767	3,027,270	(284,958)	1,277,871
Redemptions (note 3)	(24,039,746)	(38,718,206)	(443,117)	(457,278)	(4,981,473)	(9,332,151)	(1,723,014)	(2,479,614)
Annuity benefits	(99,435)	(95,981)	-	-	(9,671)	(9,802)	(1,460)	(1,402)
Contingent deferred sales charges (note 2)	(7,222)	(5,929)	(26)	(24)	(2,386)	(1,471)	(728)	(712)
Adjustments to maintain reserves	22,328	14,442	-	7	950	807	275	274

Net equity transactions	(23,244,616)	(37,556,051)	(247,363)	983,189	(4,703,670)	(6,125,087)	(1,987,924)	(1,142,769)

Net change in contract owners’ equity	(25,514,352)	(23,538,769)	(374,213)	1,307,863	(4,738,194)	(4,670,832)	(2,840,709)	639,017
Contract owners’ equity beginning of period	156,670,175	180,208,944	3,456,347	2,148,484	38,209,798	42,880,630	13,965,468	13,326,451

Contract owners’ equity end of period	$131,155,823	156,670,175	3,082,134	3,456,347	33,471,604	38,209,798	11,124,759	13,965,468

CHANGES IN UNITS:
Beginning units	8,460,024	7,796,211	121,914	86,097	1,976,820	2,297,496	436,300	476,115
Units purchased	416,950	4,832,463	15,523	55,332	62,855	227,075	12,208	68,631
Units redeemed	(1,812,801)	(4,168,650)	(24,286)	(19,515)	(304,649)	(547,751)	(74,450)	(108,446)

Ending units	7,064,173	8,460,024	113,151	121,914	1,735,026	1,976,820	374,058	436,300

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OGDEP		NVIE6		NVCRB2		NVCCA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(35,820)	(80,654)	(20)	-	463	-	3,021	-
Realized gain (loss) on investments	1,503,772	1,032,669	(7)	-	(5)	-	(751)	-
Change in unrealized gain (loss) on investments	(2,477,231)	1,440,007	(768)	-	(1,117)	-	(17,145)	-
Reinvested capital gains	975,201	-	223	-	350	-	8,629	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,078)	2,392,022	(572)	-	(309)	-	(6,246)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	48,718	111,248	-	-	-	-	-	-
Transfers between funds	(382,857)	3,652,666	6,226	-	31,660	-	130,770	-
Redemptions (note 3)	(3,024,509)	(3,830,462)	-	-	-	-	(5,649)	-
Annuity benefits	(2,612)	(2,483)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,200)	(777)	-	-	-	-	-	-
Adjustments to maintain reserves	533	538	1	-	2	-	(3)	-

Net equity transactions	(3,361,927)	(69,270)	6,227	-	31,662	-	125,118	-

Net change in contract owners’ equity	(3,396,005)	2,322,752	5,655	-	31,353	-	118,872	-
Contract owners’ equity beginning of period	22,698,822	20,376,070	-	-	-	-	-	-

Contract owners’ equity end of period	$19,302,817	22,698,822	5,655	-	31,353	-	118,872	-

CHANGES IN UNITS:
Beginning units	1,276,247	1,287,846	-	-	-	-	-	-
Units purchased	51,111	281,899	662	-	3,293	-	13,211	-
Units redeemed	(237,285)	(293,498)	(20)	-	-	-	(585)	-

Ending units	1,090,073	1,276,247	642	-	3,293	-	12,626	-

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA2		TRF		SAM		NVMMG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$12	-	(12,803)	12,194	(558,382)	(111,387)	(62)	-
Realized gain (loss) on investments	-	-	571,352	17,849	-	-	(10)	-
Change in unrealized gain (loss) on investments	(21)	-	(592,028)	627,545	-	-	(2,576)	-
Reinvested capital gains	-	-	-	-	-	-	1,453	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9)	-	(33,479)	657,588	(558,382)	(111,387)	(1,195)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	60,042	92,758	503,337	160,900	-	-
Transfers between funds	1,391	-	1,150,530	5,071,204	(1,617,511)	48,934,681	11,915	-
Redemptions (note 3)	-	-	(1,591,527)	(826,745)	(10,294,130)	(5,072,123)	-	-
Annuity benefits	-	-	(18,057)	(16,451)	(16,641)	(84)	-	-
Contingent deferred sales charges (note 2)	-	-	(108)	(53)	(2,774)	(57)	-	-
Adjustments to maintain reserves	2	-	5,023	5,433	5,854	133,460	3	-

Net equity transactions	1,393	-	(394,097)	4,326,146	(11,421,865)	44,156,777	11,918	-

Net change in contract owners’ equity	1,384	-	(427,576)	4,983,734	(11,980,247)	44,045,390	10,723	-
Contract owners’ equity beginning of period	-	-	10,538,665	5,554,931	51,145,327	7,099,937	-	-

Contract owners’ equity end of period	$1,384	-	10,111,089	10,538,665	39,165,080	51,145,327	10,723	-

CHANGES IN UNITS:
Beginning units	-	-	289,402	166,971	3,913,202	537,472	-	-
Units purchased	148	-	36,214	148,233	186,823	3,920,291	1,163	-
Units redeemed	-	-	(46,691)	(25,802)	(1,065,470)	(544,561)	-	-

Ending units	148	-	278,925	289,402	3,034,555	3,913,202	1,163	-

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		GVEX2		FEIP		FOP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$35	-	1,371	-	236,546	237,076	581	622
Realized gain (loss) on investments	(4)	-	(22)	-	(293,710)	(97,874)	(58,240)	(82,603)
Change in unrealized gain (loss) on investments	(1,109)	-	(3,090)	-	(1,885,966)	539,759	114,151	(187,967)
Reinvested capital gains	709	-	318	-	1,264,577	187,079	2,546	731

Net increase (decrease) in contract owners’ equity resulting from operations	(369)	-	(1,423)	-	(678,553)	866,040	59,038	(269,217)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	165	-	119,773	184,807	19,126	49,695
Transfers between funds	8,032	-	102,714	-	291,193	2,782,593	172,542	229,872
Redemptions (note 3)	-	-	(154)	-	(1,610,206)	(1,679,094)	(365,967)	(414,217)
Annuity benefits	-	-	-	-	(39,785)	(38,920)	(11,209)	(11,799)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(239)	-	(76)
Adjustments to maintain reserves	2	-	(8)	-	5,797	6,716	3,897	4,084

Net equity transactions	8,034	-	102,717	-	(1,233,228)	1,255,863	(181,611)	(142,441)

Net change in contract owners’ equity	7,665	-	101,294	-	(1,911,781)	2,121,903	(122,573)	(411,658)
Contract owners’ equity beginning of period	-	-	-	-	14,080,754	11,958,851	2,574,994	2,986,652

Contract owners’ equity end of period	$7,665	-	101,294	-	12,168,973	14,080,754	2,452,421	2,574,994

CHANGES IN UNITS:
Beginning units	-	-	-	-	330,381	299,638	115,758	121,662
Units purchased	813	-	10,431	-	12,986	76,397	9,509	14,859
Units redeemed	-	-	(16)	-	(41,942)	(45,654)	(17,407)	(20,763)

Ending units	813	-	10,415	-	301,425	330,381	107,860	115,758

NATIONWIDE VA SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OGGO		OGEI		OGLG
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(350,482)	-	117,856	-	(90,786)
Realized gain (loss) on investments	-	5,072,479	-	7,209,300	-	12,841,538
Change in unrealized gain (loss) on investments	-	(11,270,665)	-	(7,004,795)	-	(10,115,619)
Reinvested capital gains	-	8,814,295	-	1,698,400	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,265,627	-	2,020,761	-	2,635,133

Equity transactions:
Purchase payments received from contract owners (note 3)	-	184,510	-	84,765	-	128,250
Transfers between funds	-	(26,480,001)	-	(20,143,882)	-	(19,791,142)
Redemptions (note 3)	-	(5,568,507)	-	(4,053,028)	-	(5,004,987)
Annuity benefits	-	(1,162)	-	(13,221)	-	(657)
Contingent deferred sales charges (note 2)	-	(964)	-	(790)	-	(766)
Adjustments to maintain reserves	-	(16,768)	-	(110,897)	-	(9,212)

Net equity transactions	-	(31,882,892)	-	(24,237,053)	-	(24,678,514)

Net change in contract owners’ equity	-	(29,617,265)	-	(22,216,292)	-	(22,043,381)
Contract owners’ equity beginning of period	-	29,617,265	-	22,216,292	-	22,043,381

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	490,178	-	1,308,732	-	724,004
Units purchased	-	5,858	-	28,095	-	5,793
Units redeemed	-	(496,036)	-	(1,336,827)	-	(729,797)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)

NATIONWIDE FUNDS GROUP

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)*

NVIT Nationwide Fund - Class I (TRF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT S&P 500 Index Fund Class II (GVEX2)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

VIP Overseas Portfolio - Initial Class (FOP)

*	At December 31, 2015, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of the purchase payments redeemed. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and a administration charge of 0.05% for a total variable account charge of 1.30%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2015 and 2014, total transfers to the Account from the fixed account were $58,366 and $361,110, respectively, and total transfers from the Account to the fixed account were $3,613,538 and $8,397,341, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $2,830 and $14,381 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2015 and 2014, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$131,149,077	$-	$-	$131,149,077

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 were as follows:

	Purchases of Investments	Sales of Investments
Mid Cap Value Portfolio: Class 1 (JPMMV1)	$705,591	$695,208
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)	1,563,970	5,428,160
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)	2,069,712	2,278,471
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)	1,621,581	4,044,065
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	6,659	230
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	32,555	83
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	143,244	6,473
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	1,404	1
NVIT Nationwide Fund - Class I (TRF)	1,208,695	1,614,876
NVIT Money Market Fund - Class I (SAM)	939,612	12,788,462
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,367	61
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	8,819	43
NVIT S&P 500 Index Fund Class II (GVEX2)	104,845	432
Equity-Income Portfolio - Initial Class (FEIP)	2,038,218	1,769,367
VIP Overseas Portfolio - Initial Class (FOP)	204,010	381,979

Total	$10,662,282	$29,007,909

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	1.30%	113,151	$27.239119	$3,082,134	1.01%	-3.92%
2014	1.30%	121,914	28.350699	3,456,347	0.72%	13.61%
2013	1.30%	86,097	24.954215	2,148,484	1.08%	30.58%
2012	1.30%	98,410	19.110002	1,880,615	1.06%	18.81%
2011	1.30%	115,810	16.084725	1,862,772	1.40%	0.84%
Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)
2015	1.30%	1,735,026	19.251768	33,402,318	3.64%	-0.20%
2014	1.30%	1,976,820	19.289420	38,131,712	3.87%	3.55%
2013	1.30%	2,297,496	18.627426	42,796,436	4.63%	-2.75%
2012	1.30%	2,552,705	19.154286	48,895,242	4.58%	3.96%
2011	1.30%	3,003,757	18.424826	55,343,700	5.69%	6.06%
Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)
2015	1.30%	374,058	29.702556	11,110,479	0.66%	-7.10%
2014	1.30%	436,300	31.971054	13,948,939	0.62%	14.36%
2013	1.30%	476,115	27.957367	13,310,921	1.10%	38.76%
2012	1.30%	581,826	20.147682	11,722,445	0.82%	14.62%
2011	1.30%	685,122	17.578377	12,043,333	0.88%	-2.80%
Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)
2015	1.30%	1,090,073	17.685290	19,278,257	1.14%	-0.45%
2014	1.30%	1,276,247	17.764701	22,672,147	0.90%	12.42%
2013	1.30%	1,287,846	15.801927	20,350,433	1.30%	34.45%
2012	1.30%	1,546,389	11.753337	18,175,231	1.52%	16.11%
2011	1.30%	1,870,026	10.122288	18,928,942	1.24%	-3.14%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	1.30%	642	8.809198	5,655	0.30%	-11.91%	5/1/2015
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2015	1.30%	3,293	9.518466	31,353	3.68%	-4.82%	5/1/2015
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2015	1.30%	12,626	9.414866	118,872	3.10%	-5.85%	5/1/2015
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2015	1.30%	148	9.351009	1,384	0.94%	-6.49%	5/1/2015
NVIT Nationwide Fund - Class I (TRF)
2015	1.30%	278,925	35.829446	9,993,728	1.20%	-0.38%
2014	1.30%	289,402	35.964964	10,408,332	1.47%	10.69%
2013	1.30%	166,971	32.491634	5,425,128	1.26%	29.40%
2012	1.30%	201,120	25.109824	5,050,088	1.38%	12.73%
2011	1.30%	237,499	22.275036	5,290,298	1.12%	-0.78%
NVIT Money Market Fund - Class I (SAM)
2015	1.30%	3,034,555	12.866081	39,042,831	0.00%	-1.30%
2014	1.30%	3,913,202	13.035538	51,010,680	0.00%	-1.30%
2013	1.30%	537,472	13.207229	7,098,529	0.00%	-1.30%
2012	1.30%	628,627	13.381179	8,411,770	0.00%	-1.30%
2011	1.30%	790,079	13.557912	10,711,821	0.00%	-1.30%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2015	1.30%	1,163	9.212040	10,723	0.00%	-7.88%	5/1/2015
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	1.30%	813	9.427770	7,665	1.22%	-5.72%	5/1/2015
NVIT S&P 500 Index Fund Class II (GVEX2)
2015	1.30%	10,415	9.726680	101,294	3.75%	-2.73%	5/1/2015
Equity-Income Portfolio - Initial Class (FEIP)
2015	1.30%	301,425	39.574328	11,928,691	3.10%	-5.21%
2014	1.30%	330,381	41.750813	13,793,675	3.23%	7.30%
2013	1.30%	299,638	38.908594	11,658,494	2.44%	26.48%
2012	1.30%	342,347	30.762019	10,531,285	3.01%	15.78%
2011	1.30%	401,112	26.569521	10,657,354	2.32%	-0.34%

NATIONWIDE VA SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class (FOP)
2015	1.30%	107,860	$22.044929	$2,377,766	1.34%	2.28%
2014	1.30%	115,758	21.554052	2,495,054	1.33%	-9.27%
2013	1.30%	121,662	23.756893	2,890,311	1.22%	28.74%
2012	1.30%	156,049	18.453086	2,879,586	1.93%	19.17%
2011	1.30%	178,917	15.484942	2,770,504	1.32%	-18.24%
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)
2013	1.30%	490,178	60.395135	29,604,366	0.06%	41.44%
2012	1.30%	600,805	42.699926	25,654,329	0.00%	14.60%
2011	1.30%	702,991	37.261121	26,194,270	0.00%	-7.37%
Insurance Trust Equity Index Portfolio: Class 1 (obsolete) (OGEI)
2013	1.30%	1,308,732	16.890488	22,105,122	1.96%	30.10%
2012	1.30%	1,530,597	12.982677	19,871,247	1.90%	14.07%
2011	1.30%	1,845,369	11.381201	21,002,526	1.81%	0.39%
Intrepid Growth Portfolio- Class 1 (obsolete) (OGLG)
2013	1.30%	724,004	30.436080	22,035,844	1.08%	32.72%
2012	1.30%	855,586	22.931777	19,620,108	0.72%	14.79%
2011	1.30%	1,024,318	19.977430	20,463,261	1.04%	0.53%

2015	Reserves for annuity contracts in payout phase:				662,673
2015	Contract owners equity:				$131,155,823
2014	Reserves for annuity contracts in payout phase:				753,289
2014	Contract owners equity:				$156,670,175
2013	Reserves for annuity contracts in payout phase:				784,876
2013	Contract owners equity:				$180,208,944
2012	Reserves for annuity contracts in payout phase:				620,994
2012	Contract owners equity:				$173,312,940
2011	Reserves for annuity contracts in payout phase:				361,695
2011	Contract owners equity:				$185,630,476
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.